Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	$ 2,485	$ 913
Additions	987	1,949
Depreciation of the year	(738)	(377)	$ (155)
Property, plant and equipment, opening book value, Total	2,734	2,485	913
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	3,080	1,131
Property, plant and equipment, opening book value, Total	4,067	3,080	1,131
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(595)	(218)
Property, plant and equipment, opening book value, Total	(1,333)	(595)	(218)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,270	427
Additions	987	1,178
Depreciation of the year	(562)	(335)
Property, plant and equipment, opening book value, Total	1,695	1,270	427
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,823	645
Property, plant and equipment, opening book value, Total	2,810	1,823	645
Computer Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(553)	(218)
Property, plant and equipment, opening book value, Total	(1,115)	(553)	(218)
Building Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,215
Transfers		1,257
Depreciation of the year	(176)	(42)
Property, plant and equipment, opening book value, Total	1,039	1,215
Building Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,257
Property, plant and equipment, opening book value, Total	1,257	1,257
Building Improvements | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(42)
Property, plant and equipment, opening book value, Total	$ (218)	(42)
Work in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value		486
Additions		771
Transfers		(1,257)
Property, plant and equipment, opening book value, Total			486
Work in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value		$ 486
Property, plant and equipment, opening book value, Total			$ 486